FINANCIAL INSTRUMENTS CLASSIFICATION (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Jan. 01, 2018	Jan. 01, 2017
Assets [Abstract]
Cash and due from banks		S/ 36,752,994	S/ 25,986,762
Guarantee funds, reverse repurchase agreements and securities borrowings		2,394,302	4,288,524
At fair value through profit or loss		823,270	620,544
Investments at fair value through other comprehensive income, Note 6(b)		43,743,889	26,202,723
Available-for-sale investments		42,831,258	25,370,413
Amortized cost investments		2,196,220	1,907,738
Loans		127,761,125	110,485,717
Financial assets designated at fair value through profit or loss		228,255,471	179,870,703
Premiums and other policies receivable		937,223	838,731
Accounts receivable from reinsurers and coinsurers		919,419	791,704
Due from customers on acceptances		455,343	535,222
Other assets, Note 13(a)		3,038,053	2,792,968
Liabilities [Abstract]
Deposits and obligations		142,365,502	112,005,385
Payables from repurchase agreements and security lendings		27,923,617	7,678,016
Due to banks and correspondents		5,978,257	8,841,732
Bankers' acceptances outstanding		455,343	535,222
Accounts payable to reinsurers and coinsurers		338,446	216,734	S/ 216,734	S/ 291,693	S/ 291,693	S/ 235,185
Lease liabilities		750,578	830,153	S/ 852,800
Financial liabilities at fair value through profit or loss		561,602	493,700
Bonds and Notes issued		16,319,407	14,946,363
Other liabilities, Note 13(a)		4,478,967	4,246,826
Categories of Financial Position [Member]
Assets [Abstract]
Cash and due from banks		36,752,994	25,986,762
Guarantee funds, reverse repurchase agreements and securities borrowings		2,394,302	4,288,524
At fair value through profit or loss		6,467,471	3,850,762
Investments at fair value through other comprehensive income, Note 6(b)		43,743,889	26,202,723
Amortized cost investments		4,962,382	3,477,046
Loans		127,761,125	110,485,717
Financial assets designated at fair value through profit or loss		823,270	620,544
Premiums and other policies receivable		937,223	838,731
Accounts receivable from reinsurers and coinsurers		919,419	791,704
Due from customers on acceptances		455,343	535,222
Other assets, Note 13(a)		3,038,053	2,792,968
Financial assets, at fair value		228,255,471	179,870,703
Liabilities [Abstract]
Deposits and obligations		142,365,502	112,005,385
Payables from repurchase agreements and security lendings		27,923,617	7,678,016
Due to banks and correspondents		5,978,257	8,841,732
Bankers' acceptances outstanding		455,343	535,222
Accounts payable to reinsurers and coinsurers		338,446	216,734
Lease liabilities		750,578	847,504
Financial liabilities at fair value through profit or loss		561,602	493,700
Bonds and Notes issued		16,319,407	14,946,363
Other liabilities, Note 13(a)		4,478,967	4,246,826
Financial liabilities, at fair value		199,171,719	149,811,482
Financial assets at fair value through profit or loss, classified as held for trading, category [Member]
Assets [Abstract]
Financial assets designated at fair value through profit or loss	[1]	7,681,968	4,942,869
Financial assets at fair value through profit or loss, classified as held for trading, category [Member] | Categories of Financial Position [Member]
Assets [Abstract]
Cash and due from banks		0	0
Guarantee funds, reverse repurchase agreements and securities borrowings		0	0
At fair value through profit or loss		6,467,471	3,850,762
Investments at fair value through other comprehensive income, Note 6(b)		0	0
Amortized cost investments		0	0
Loans		0	0
Financial assets designated at fair value through profit or loss		0	0
Premiums and other policies receivable		0	0
Accounts receivable from reinsurers and coinsurers		0	0
Due from customers on acceptances		0	0
Other assets, Note 13(a)		1,214,497	1,092,107
Financial assets, at fair value		7,681,968	4,942,869
Liabilities [Abstract]
Deposits and obligations		0	0
Payables from repurchase agreements and security lendings		0	0
Due to banks and correspondents		0	0
Bankers' acceptances outstanding		0	0
Accounts payable to reinsurers and coinsurers		0	0
Lease liabilities		0	0
Financial liabilities at fair value through profit or loss		561,602	493,700
Bonds and Notes issued		0	0
Other liabilities, Note 13(a)		1,205,213	1,040,282
Financial liabilities, at fair value		1,766,815	1,533,982
Designated at inception
Assets [Abstract]
Financial assets designated at fair value through profit or loss		823,270	620,544
Designated at inception | Categories of Financial Position [Member]
Assets [Abstract]
Cash and due from banks		0	0
Guarantee funds, reverse repurchase agreements and securities borrowings		0	0
At fair value through profit or loss		0	0
Investments at fair value through other comprehensive income, Note 6(b)		0	0
Amortized cost investments		0	0
Loans		0	0
Financial assets designated at fair value through profit or loss		823,270	620,544
Premiums and other policies receivable		0	0
Accounts receivable from reinsurers and coinsurers		0	0
Due from customers on acceptances		0	0
Other assets, Note 13(a)		0	0
Financial assets, at fair value		823,270	620,544
Liabilities [Abstract]
Deposits and obligations		0	0
Payables from repurchase agreements and security lendings		0	0
Due to banks and correspondents		0	0
Bankers' acceptances outstanding		0	0
Accounts payable to reinsurers and coinsurers		0	0
Lease liabilities		0	0
Financial liabilities at fair value through profit or loss		0	0
Bonds and Notes issued		0	0
Other liabilities, Note 13(a)		0	0
Financial liabilities, at fair value		0	0
At fair value through other comprehensive income [Member] | Categories of Financial Position [Member]
Assets [Abstract]
Cash and due from banks		0	0
Guarantee funds, reverse repurchase agreements and securities borrowings		0	0
At fair value through profit or loss		0	0
Investments at fair value through other comprehensive income, Note 6(b)		43,241,339	25,623,934
Amortized cost investments		0	0
Loans		0	0
Financial assets designated at fair value through profit or loss		0	0
Premiums and other policies receivable		0	0
Accounts receivable from reinsurers and coinsurers		0	0
Due from customers on acceptances		0	0
Other assets, Note 13(a)		0	0
Financial assets, at fair value		43,241,339	25,623,934
Liabilities [Abstract]
Deposits and obligations		0	0
Payables from repurchase agreements and security lendings		0	0
Due to banks and correspondents		0	0
Bankers' acceptances outstanding		0	0
Accounts payable to reinsurers and coinsurers		0	0
Lease liabilities		0	0
Financial liabilities at fair value through profit or loss		0	0
Bonds and Notes issued		0	0
Other liabilities, Note 13(a)		0	0
Financial liabilities, at fair value		0	0
At fair value through other comprehensive income (Debt instruments)
Assets [Abstract]
Financial assets designated at fair value through profit or loss		43,743,889	26,202,723
At fair value through other comprehensive income (Debt instruments) | Categories of Financial Position [Member]
Assets [Abstract]
Cash and due from banks		0	0
Guarantee funds, reverse repurchase agreements and securities borrowings		0	0
At fair value through profit or loss		0	0
Investments at fair value through other comprehensive income, Note 6(b)		502,550	578,789
Amortized cost investments		0	0
Loans		0	0
Financial assets designated at fair value through profit or loss		0	0
Premiums and other policies receivable		0	0
Accounts receivable from reinsurers and coinsurers		0	0
Due from customers on acceptances		0	0
Other assets, Note 13(a)		0	0
Financial assets, at fair value		502,550	578,789
Liabilities [Abstract]
Deposits and obligations		0	0
Payables from repurchase agreements and security lendings		0	0
Due to banks and correspondents		0	0
Bankers' acceptances outstanding		0	0
Accounts payable to reinsurers and coinsurers		0	0
Lease liabilities		0	0
Financial liabilities at fair value through profit or loss		0	0
Bonds and Notes issued		0	0
Other liabilities, Note 13(a)		0	0
Financial liabilities, at fair value		0	0
Financial Assets And Liabilities At Amortised Cost Category [Member] | Categories of Financial Position [Member]
Assets [Abstract]
Cash and due from banks		36,752,994	25,986,762
Guarantee funds, reverse repurchase agreements and securities borrowings		2,394,302	4,288,524
At fair value through profit or loss		0	0
Investments at fair value through other comprehensive income, Note 6(b)		0	0
Amortized cost investments		4,962,382	3,477,046
Loans		127,761,125	110,485,717
Financial assets designated at fair value through profit or loss		0	0
Premiums and other policies receivable		937,223	838,731
Accounts receivable from reinsurers and coinsurers		919,419	791,704
Due from customers on acceptances		455,343	535,222
Other assets, Note 13(a)		1,823,556	1,700,861
Financial assets, at fair value		176,006,344	148,104,567
Liabilities [Abstract]
Deposits and obligations		142,365,502	112,005,385
Payables from repurchase agreements and security lendings		27,923,617	7,678,016
Due to banks and correspondents		5,978,257	8,841,732
Bankers' acceptances outstanding		455,343	535,222
Accounts payable to reinsurers and coinsurers		338,446	216,734
Lease liabilities		750,578	847,504
Financial liabilities at fair value through profit or loss		0	0
Bonds and Notes issued		16,319,407	14,946,363
Other liabilities, Note 13(a)		3,273,754	3,206,544
Financial liabilities, at fair value		S/ 197,404,904	S/ 148,277,500

[1]	It includes non-trading investments that did not pass SPPI test.